Schedule of Non-cash Stock Compensation Expense (Detail) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation expense	$ 9,392	$ 8,809
Direct costs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation expense	5,175	4,854
Selling, general and administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation expense	$ 4,217	$ 3,955